Subsequent Events (Details) - Forecast [Member] - $ / shares	Jul. 10, 2026	May 26, 2026
Subsequent Event [Line Items]
Shares issued	2,500,000
Price per share		$ 1
Additional calendar day		180 days
consecutive business days		10 days